Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Parentheticals) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Payment of stock issuance costs			$ 337,143	$ 563
Payment of debt issuance costs	¥ 0	$ 23,402		13,857
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Payment of stock issuance costs	0		$ 337,143	563
Payment of debt issuance costs	¥ 0	$ 23,402		$ 13,857